NON-EXEMPT TRANSACTIONS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Reportable Transaction [Line Items]
Transferred late to plan	$ 12,631	$ 2,994
Employee withholdings, interest accrued	$ 142	$ 577